Geographic Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 15:-	GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see note 1 for a brief description of the Company’s business). Operating segments are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker, who is the chief executive officer, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker evaluates the Company’s financial information and resources and assesses the performance of these resources on a consolidated basis.

The following table presents long-lived assets by geographic region as of December 31, 2020 and 2019:

	December 31,
	2020	2019

U.S	$1,676	$1,782
Israel	27,073	15,253
EMEA	352	258
Asia Pacific	154	196

	$29,955	$17,489

Major customers’ data as a percentage of total revenues:

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Year ended December 31,
	2020	2019	2018

Customer A	0%	0%	15%
Customer B	11%	12%	17%